Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Weighted average statutory income tax rate	22.70%	25.20%	25.30%
Recognition of previously unrecognized tax loss and credit carryforwards rate	(26.90%)	(0.50%)	(4.90%)
Unrecognized tax loss and credit carryforwards rate	1.90%	0.00%	0.10%
Changes to Recognition of Temporary Differences Rate	0.30%	(1.60%)	2.60%
Tax rate effect of revenues exempt from taxation	(40.60%)	(12.90%)	(11.20%)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	19.30%	7.00%	6.10%
Withholding and other taxes	7.20%	0.60%	4.10%
Tax rate effect from change in tax rate	(1.90%)	(1.00%)	(0.20%)
Tax rate effect of adjustments for current tax of prior periods	(2.40%)	(0.20%)	0.70%
Tax expenses (benefit) due to other tax liabilities	4.40%	1.20%	(2.00%)
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	(4.00%)	(0.20%)	0.20%
Average effective tax rate	(20.00%)	17.60%	20.80%